ORGANIZATION AND BUSINESS (Details) - USD ($)		12 Months Ended
	Jul. 15, 2022	Dec. 31, 2022	Dec. 31, 2021
ORGANIZATION AND BUSINESS
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001
Proceeds from shares issuance on IPO	$ 20,240,000	$ 18,048,369
IPO
ORGANIZATION AND BUSINESS
Shares issued on initial public offering	5,060,000
Ordinary shares, par value (in dollars per share)	$ 0.0001
Share price (in dollars per share)	$ 4.00